Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Effect of Implementation of New IFRS
The lease liability as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows :

(in thousands)
Operating lease commitments as at December 31, 2018	$2,058
Weighted-average discount rate as at January 1, 2019	14.2%
Discounted operating lease commitments as at January 1, 2019	1,951
Add:
Lease payments relating to renewal periods not included in operating lease commitments as at December 31, 2018	2,352
Non lease components	318
Other	2
Lease liabilities as at January 1, 2019	4,623

Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2019, 2018 and 2017:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2010	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2017
Average rate	1.1293	1.2885	0.7244	0.2780
Closing rate	1.1993	1.3518	0.7484	0.2880
December 31, 2018
Average rate	1.1815	1.3356	0.7416	0.2782
Closing rate	1.1450	1.2800	0.7344	0.2665
December 31, 2019
Average rate	1.1196	1.2758	0.7331	0.2806
Closing rate	1.1234	1.3204	0.7434	0.2892

Schedule of Useful Lives Most Commonly Used
The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2017	$1,303	$27,150	$3,749	—	$32,202
Additions	9	2,979	58	—	3,046
Disposals	(87)	(4,327)	(81)	—	(4,495)
Exchange difference	17	111	35	—	163
At December 31, 2017	1,242	25,913	3,761	—	30,916
Additions	34	2,248	80	—	2,362
Disposals	(30)	(70)	(203)	—	(303)
Reclassification	14	—	(14)	—	—
Exchange difference	(7)	(64)	(16)	—	(87)
At December 31, 2018	1,253	28,027	3,608	—	32,888
Effect of adoption of new accounting standard - IFRS 16	—	—	—	4,556	4,556
At January 1, 2019	1,253	28,027	3,608	4,556	37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	$1,271	$29,203	$3,634	$5,403	$39,511
Depreciation and impairment:
At January 1, 2017	783	21,158	3,602	—	25,543
Depreciation charge for the year	226	2,405	129	—	2,760
Disposals	(87)	(4,327)	(81)	—	(4,495)
Reclassification	275	326	(601)	—	—
Exchange difference	16	60	40	—	116
At December 31, 2017	1,213	19,622	3,089	—	23,924
Depreciation charge for the year	188	2,705	167	—	3,060
Disposals	(18)	(70)	(203)	—	(291)
Reclassification	(418)	—	418	—	—
Exchange difference	(8)	(55)	(13)	—	(76)
At December 31, 2018	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	$1,151	$24,598	$3,550	1,354	$30,653
Net book value:
At January 1, 2017	$520	$5,992	$147	—	$6,659
At December 31, 2017	29	6,291	672	—	6,992
At December 31, 2018	296	5,825	150	—	6,271
At December 31, 2019	$120	$4,605	$84	4,049	$8,858